JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)

COMMON STOCKS - 97.3%
Australia - 7.9%
Australia & New Zealand Banking Group Ltd.	177		3,607
BHP Group Ltd.	180		7,062
BlueScope Steel Ltd.	29		519
Fortescue Metals Group Ltd.	100		1,819
Harvey Norman Holdings Ltd.	141		588
JB Hi-Fi Ltd.	11		399
Metcash Ltd.	136		402
National Australia Bank Ltd.	200		3,806
Rio Tinto Ltd.	24		2,383
Rio Tinto plc	54		4,564
South32 Ltd.	291		638
Super Retail Group Ltd.	62		601
Westpac Banking Corp.	218		3,913
Worley Ltd.	40		329

			30,630

Austria - 1.6%
ANDRITZ AG	12		674
BAWAG Group AG(a)	14		814
Erste Group Bank AG	25		955
OMV AG	26		1,395
Raiffeisen Bank International AG	53		1,261
Telekom Austria AG*	59		502
Wienerberger AG	13		544

			6,145

Belgium - 1.0%
Ageas SA	18		976
Bekaert SA	19		901
bpost SA*	55		622
KBC Group NV	15		1,212
Telenet Group Holding NV	9		335

			4,046

China - 0.9%
BOC Hong Kong Holdings Ltd.	316		1,013
TI Fluid Systems plc(a)	262		1,128
Yangzijiang Shipbuilding Holdings Ltd.	1,260		1,274

			3,415

Denmark - 1.5%
AP Moller - Maersk A/S, Class B	—	(b)	744
H+H International A/S, Class B*	24		804
Jyske Bank A/S (Registered)*	11		534
Matas A/S	38		682
Solar A/S, Class B	9		855
Spar Nord Bank A/S	97		1,162
Sydbank A/S	23		699
TCM Group A/S(a)	23		572

			6,052

Egypt - 0.2%
Energean plc*	74		666

Finland - 1.6%
Cargotec OYJ, Class B	12		653
Caverion OYJ	104		905
Kemira OYJ	29		482
Konecranes OYJ	13		573
Nordea Bank Abp	201		2,358
TietoEVRY OYJ	10		345
Valmet OYJ	18		757

			6,073

France - 8.8%
AXA SA	92		2,383
BNP Paribas SA	62		3,788
Carrefour SA	46		855
Cie de Saint-Gobain	28		2,001
Cie Plastic Omnium SA	12		388
CNP Assurances	73		1,239
Coface SA	41		519
Credit Agricole SA	91		1,271
Faurecia SE	1		34
Faurecia SE	13		583
Fnac Darty SA	17		1,186
Gecina SA, REIT	10		1,532
Groupe Crit	8		669
IPSOS	18		839
Kaufman & Broad SA	8		370
Metropole Television SA	32		641
Publicis Groupe SA	20		1,267
Quadient SA	26		770
Renault SA*	18		699
Rexel SA*	32		677
Rothschild & Co.	28		1,053
SCOR SE	18		510
Societe Generale SA	76		2,226
Sopra Steria Group SACA	3		557
SPIE SA	25		600
Technip Energies NV*	79		1,065
Television Francaise 1	56		533
TotalEnergies SE	138		6,036

			34,291

Germany - 9.2%
Allianz SE (Registered)	21		5,211
Aurubis AG	7		730
Bayerische Motoren Werke AG	18		1,833
Continental AG*	7		933
Covestro AG(a)	18		1,175
Daimler AG (Registered)	37		3,268
Deutsche Pfandbriefbank AG(a)	43		475
Deutsche Post AG (Registered)	60		4,062
DWS Group GmbH & Co. KGaA(a)	10		464
Freenet AG	21		501
HeidelbergCement AG	12		1,073
HOCHTIEF AG	4		350
Hornbach Holding AG & Co. KGaA	10		1,131
JOST Werke AG(a)	12		763
Kloeckner & Co. SE*	71		1,079
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7		1,812
ProSiebenSat.1 Media SE	27		509
Schaeffler AG (Preference)	49		422
Siemens AG (Registered)	40		6,272
Talanx AG	10		413
Volkswagen AG (Preference)	14		3,299

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
		35,775

Hong Kong - 1.7%
Haitong International Securities Group Ltd.	4,368	1,126
Hongkong Land Holdings Ltd.	288	1,304
Hysan Development Co. Ltd.	246	969
Johnson Electric Holdings Ltd.	140	327
Kerry Properties Ltd.	236	696
Sun Hung Kai Properties Ltd.	106	1,509
VTech Holdings Ltd.	57	563

		6,494

Italy - 3.2%
Anima Holding SpA(a)	104	513
Assicurazioni Generali SpA	84	1,678
Azimut Holding SpA	22	558
Credito Emiliano SpA	68	438
Eni SpA(c)	209	2,473
Intesa Sanpaolo SpA(c)	934	2,582
Mediobanca Banca di Credito Finanziario SpA*	73	858
Poste Italiane SpA(a)	50	659
UniCredit SpA	121	1,443
Unipol Gruppo SpA	214	1,139

		12,341

Japan - 21.9%
Acom Co. Ltd.	98	401
Aiful Corp.	138	434
Aozora Bank Ltd.	23	506
Arcs Co. Ltd.	17	346
Bridgestone Corp.	36	1,564
Brother Industries Ltd.	40	808
Chiba Bank Ltd. (The)	98	559
Concordia Financial Group Ltd.	148	528
Cosmo Energy Holdings Co. Ltd.	49	1,149
Credit Saison Co. Ltd.	92	1,095
Dai-ichi Life Holdings, Inc.	102	1,883
Daiwa Securities Group, Inc.	125	657
ENEOS Holdings, Inc.	342	1,437
Fuyo General Lease Co. Ltd.	16	1,046
Gunma Bank Ltd. (The)	110	350
Hachijuni Bank Ltd. (The)	96	310
Hitachi Ltd.	43	2,450
Honda Motor Co. Ltd.	105	3,379
Iida Group Holdings Co. Ltd.	22	521
Isuzu Motors Ltd.	115	1,533
ITOCHU Corp.	49	1,453
Japan Post Holdings Co. Ltd.*	108	919
Japan Post Insurance Co. Ltd.	74	1,310
Kamigumi Co. Ltd.	23	483
Kandenko Co. Ltd.	41	346
KDDI Corp.	105	3,208
Kinden Corp.	22	363
K’s Holdings Corp.	41	489
Kyudenko Corp.	14	495
Mitsubishi Chemical Holdings Corp.	137	1,152
Mitsubishi Corp.	68	1,893
Mitsubishi Gas Chemical Co., Inc.	22	448
Mitsubishi UFJ Financial Group, Inc.	731	3,862
Mitsui & Co. Ltd.	95	2,169
Mitsui Fudosan Co. Ltd.	74	1,738
Mixi, Inc.	19	476
Mizuho Financial Group, Inc.	178	2,541
MS&AD Insurance Group Holdings, Inc.	44	1,369
Nichias Corp.	14	359
Nichiha Corp.	10	260
Nippon Light Metal Holdings Co. Ltd.	21	375
Nippon Telegraph & Telephone Corp.	98	2,520
Nippon Television Holdings, Inc.	33	364
Nomura Holdings, Inc.	274	1,372
Nomura Real Estate Holdings, Inc.	48	1,180
ORIX Corp.	119	2,086
Rengo Co. Ltd.	36	309
Resona Holdings, Inc.	190	715
Sanwa Holdings Corp.	37	444
SBI Holdings, Inc.	23	558
Sekisui House Ltd.(c)	64	1,260
Senko Group Holdings Co. Ltd.	43	434
Shizuoka Bank Ltd. (The)	91	656
SoftBank Corp.	211	2,752
Sojitz Corp.	353	1,079
Sompo Holdings, Inc.	23	963
Sony Group Corp.	4	397
Sumitomo Bakelite Co. Ltd.	11	466
Sumitomo Corp.	94	1,276
Sumitomo Forestry Co. Ltd.	30	558
Sumitomo Mitsui Financial Group, Inc.	93	3,132
Sumitomo Mitsui Trust Holdings, Inc.	50	1,648
T&D Holdings, Inc.	92	1,177
Taiheiyo Cement Corp.	17	384
Teijin Ltd.	35	524
Tokyo Steel Manufacturing Co. Ltd.	53	534
Tokyo Tatemono Co. Ltd.	25	372
Tosoh Corp.	38	658
Toyota Motor Corp.	107	9,615
Toyota Tsusho Corp.	19	883
Ube Industries Ltd.	16	327

		85,307

Luxembourg - 0.4%
ArcelorMittal SA	38	1,335
RTL Group SA	7	422

		1,757

Malta - 0.2%
Kindred Group plc, SDR	57	941

Netherlands - 2.7%
Aegon NV	337	1,434
ASR Nederland NV	17	681
ING Groep NV	211	2,711
Koninklijke Ahold Delhaize NV	63	1,971
NN Group NV	26	1,308
PostNL NV	116	629
Randstad NV	13	915
Signify NV(a)	14	795

		10,444

Norway - 2.6%
Bank Norwegian ASA	68	792

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
DNB Bank ASA	70	1,432
Elkem ASA(a)	230	850
Equinor ASA	101	1,975
Europris ASA(a)	59	398
Norsk Hydro ASA	170	1,130
Olav Thon Eiendomsselskap ASA*	24	529
Selvaag Bolig ASA	95	632
SpareBank 1 Nord Norge	80	760
SpareBank 1 SMN	43	591
SpareBank 1 SR-Bank ASA	46	604
Storebrand ASA	60	511

		10,204

Portugal - 0.1%
Sonae SGPS SA	459	453

Russia - 0.2%
Evraz plc	113	967

Singapore - 1.1%
DBS Group Holdings Ltd.	32	705
Oversea-Chinese Banking Corp. Ltd.	207	1,871
StarHub Ltd.	378	338
United Overseas Bank Ltd.	68	1,309

		4,223

South Africa - 1.1%
Anglo American plc	76	3,375
Investec plc	278	1,057

		4,432

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	30	793
Banco Bilbao Vizcaya Argentaria SA	415	2,654
Banco Santander SA	944	3,457
CaixaBank SA	293	869
Indra Sistemas SA*	109	1,145
Mediaset Espana Comunicacion SA*	96	573
Telefonica SA	386	1,766
Unicaja Banco SA(a)	541	497

		11,754

Sweden - 3.6%
Betsson AB, Class B*	51	411
Bilia AB, Class A	24	510
Boliden AB*	25	981
Bonava AB, Class B	42	450
Bravida Holding AB(a)	24	364
Dustin Group AB(a)(c)	58	670
Humana AB*	55	420
Intrum AB	24	736
Inwido AB	42	770
Lundin Energy AB	33	1,043
Mekonomen AB*	34	544
Nobia AB	51	417
Nordic Waterproofing Holding AB	19	465
Resurs Holding AB(a)	56	272
Securitas AB, Class B	55	973
Skandinaviska Enskilda Banken AB, Class A	125	1,691
Skanska AB, Class B	29	805
SSAB AB, Class B*	189	965
Svenska Handelsbanken AB, Class A	105	1,186
Volvo AB, Class B	14	339

		14,012

Switzerland - 6.6%
Adecco Group AG (Registered)	16	937
BKW AG	4	397
Holcim Ltd.*	36	2,111
Julius Baer Group Ltd.	15	1,014
Novartis AG (Registered)	108	10,030
Roche Holding AG	3	1,192
Sulzer AG (Registered)	5	691
Swiss Life Holding AG (Registered)	3	1,305
Swisscom AG (Registered)	2	1,172
UBS Group AG (Registered)	237	3,905
Zurich Insurance Group AG	8	3,029

		25,783

Ukraine - 0.3%
Ferrexpo plc	157	1,053

United Kingdom - 15.5%
3i Group plc	59	1,052
Aviva plc	276	1,483
Barclays plc	1,089	2,633
Barratt Developments plc	81	789
Bellway plc	9	402
Berkeley Group Holdings plc	11	737
BP plc	1,192	4,785
BT Group plc*	575	1,386
Centrica plc*	1,724	1,088
CK Hutchison Holdings Ltd.	276	2,016
Crest Nicholson Holdings plc*	84	485
Dixons Carphone plc*	635	1,139
Drax Group plc	122	685
GlaxoSmithKline plc	278	5,497
Halfords Group plc*	137	679
HSBC Holdings plc	1,071	5,913
Inchcape plc	43	511
ITV plc*	437	680
J Sainsbury plc	236	930
JET2 plc*	54	937
Just Group plc*	844	1,169
Keller Group plc	44	543
Kier Group plc*	253	443
Kingfisher plc	181	928
Land Securities Group plc, REIT	157	1,544
Legal & General Group plc	427	1,547
Lloyds Banking Group plc	4,177	2,641
M&G plc	303	950
Marks & Spencer Group plc*	530	998
Mitie Group plc*	1,316	1,159
Morgan Sindall Group plc	20	641
Natwest Group plc	399	1,121
OSB Group plc	172	1,159
Paragon Banking Group plc	75	573
Playtech plc*	99	508
Premier Foods plc	451	699
Prudential plc	136	2,551
Rathbone Brothers plc	16	406

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Reach plc	235	1,257
Redrow plc	48	428
Royal Mail plc	80	561
ScS Group plc	119	484
Serco Group plc	210	413
Standard Chartered plc	163	977
Taylor Wimpey plc	325	744
Vesuvius plc	53	391
Vistry Group plc	30	490
WPP plc	106	1,371

		60,523

United States - 0.4%
Stellantis NV	62	1,193
Stellantis NV	22	423

		1,616

TOTAL COMMON STOCKS (Cost $323,844)		379,397

SHORT-TERM INVESTMENTS - 3.4%

INVESTMENT COMPANIES - 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(d)(e)(Cost $11,299)	11,293	11,298

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.5%
JPMorgan Securities Lending Money Market Fund
Agency SL Class Shares, 0.08%(d)(e)	699	699
JPMorgan U.S. Government Money Market Fund
Class IM Shares, 0.03%(d)(e)	1,151	1,151

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,850)		1,850

TOTAL SHORT-TERM INVESTMENTS (Cost $13,149)		13,148

Total Investments - 100.7% (Cost $336,993)		392,545
Liabilities in Excess of Other Assets - (0.7)%		(2,732)

Net Assets - 100.0%		389,813

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.2%
Insurance	10.0
Metals & Mining	7.5
Automobiles	6.4
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	4.3
Capital Markets	3.5
Trading Companies & Distributors	2.9
Industrial Conglomerates	2.7
Real Estate Management & Development	2.3
Media	2.2
Specialty Retail	2.2
Household Durables	2.2
Diversified Telecommunication Services	1.9
Wireless Telecommunication Services	1.7
Machinery	1.6
Chemicals	1.5
Air Freight & Logistics	1.5
Auto Components	1.4
Commercial Services & Supplies	1.3
Food & Staples Retailing	1.3
Construction Materials	1.3
Construction & Engineering	1.2
Building Products	1.1
Diversified Financial Services	1.0
Others (each less than 1.0%)	7.2
Short-Term Investments	3.3

Abbreviations
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Amount rounds to less than one thousand.
(c)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $1,733.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	74	09/2021	EUR	3,587	(1)
FTSE 100 Index	12	09/2021	GBP	1,161	(8)
TOPIX Index	18	09/2021	JPY	3,138	(63)

					(72)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$30,630	$–	$30,630
Austria	502	5,643	–	6,145
Belgium	–	4,046	–	4,046
China	–	3,415	–	3,415
Denmark	3,220	2,832	–	6,052
Egypt	666	–	–	666
Finland	–	6,073	–	6,073
France	4,232	30,059	–	34,291
Germany	763	35,012	–	35,775
Hong Kong	969	5,525	–	6,494
Italy	–	12,341	–	12,341
Japan	–	85,307	–	85,307
Luxembourg	–	1,757	–	1,757
Malta	–	941	–	941
Netherlands	–	10,444	–	10,444
Norway	3,353	6,851	–	10,204
Portugal	–	453	–	453
Russia	–	967	–	967
Singapore	–	4,223	–	4,223
South Africa	–	4,432	–	4,432
Spain	573	11,181	–	11,754
Sweden	2,454	11,558	–	14,012
Switzerland	–	25,783	–	25,783
Ukraine	–	1,053	–	1,053
United Kingdom	9,805	50,718	–	60,523
United States	–	1,616	–	1,616

Total Common Stocks	26,537	352,860	–	379,397

Short-Term Investments
Investment Companies	11,298	–	–	11,298
Investment of Cash Collateral from Securities Loaned	1,850	–	–	1,850

Total Short-Term Investments	13,148	–	–	13,148

Total Investments in Securities	$39,685	$352,860	$–	$392,545

Depreciation in Other Financial Instruments
Futures Contracts	$(72)	$–	$–	$(72)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at July 31, 2021	Shares at July 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$5,627	$59,743	$54,071	$(1)	$—	(c)	$11,298	11,293	$3		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	1,000	47,200	47,500	(1)	—	(c)	699	699	3		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	956	55,984	55,789	—	—		1,151	1,151	—	(c)	—

Total	$7,583	$162,927	$157,360	$(2)	$—	(c)	$13,148		$6		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2021.

(c)	Amount rounds to less than one thousand.